Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 21, 2020	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table
As discussed in the CD&A above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ realized compensation to the achievement of Noble’s financial, operational and strategic objectives, and to align our executive pay with changes in the value of our shareholders’ investments. As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
the following table sets forth additional compensation information for our NEOs for fiscal years 2023, 2022, 2021 and 2020.
2023 Pay versus Performance Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for First CEO (1) ($)	Summary Compensation Table Total for Second or Only CEO (2) ($)	Compensation Actually Paid to First CEO ($)	Compensation Actually Paid to Second or Only CEO ($)	Average Summary Compensation Table Total for Non-CEO NEOs (3) ($)	Average Compensation Actually Paid to Non-CEO NEOs (4) ($)	Total Shareholder Return (5) ($)	Peer Group Total Shareholder Return (6) ($)	Net Income ($)	Adjusted Free Cash Flow (7) ($)

2023		10,586,370		34,564,735	2,631,036	6,103,833	129.51	129.88	482	197

2022		8,374,467		33,943,858	2,261,706	7,091,051	152.36	127.17	169	165

2021		25,270,516		38,425,385	5,033,297	7,445,966	100.24	79.17	352	(95)

2020	7,222,019	4,882,286	2,100,895	3,316,957	1,887,617	1,057,824	N/A	N/A	(3,987)	151

(1)
The Company had two CEOs during 2020. Effective as of the close of the Company’s Annual General Meeting of Shareholders held on May 21, 2020, Julie J. Robertson stepped down from her positions of President and Chief Executive Officer of the Company and transitioned to the position of Executive Chairman and Mr. Eifler, who formerly served as Senior Vice President—Commercial, succeeded Ms. Robertson as President and Chief Executive Officer. On February 5, 2021, when the Company successfully completed its financial restructuring and the Debtors emerged from the Chapter 11 Cases, Ms. Robertson retired from her position as Executive Chairman.

(2)
The dollar amounts reported in this column are the amounts reported for Robert Eifler (the Company’s Chief Executive Officer) for each of the corresponding years in the “Total” column of our Summary Compensation Table. Refer to the “Summary Compensation Table”.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs are a group (excluding Mr. Eifler and Ms. Robertson, as applicable) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs for each applicable year are as follows:

•	2023: Richard B. Barker, Joey M. Kawaja, Blake A. Denton and Caroline M. Alting

•	2022: Richard B. Barker, William E. Turcotte, Joey M. Kawaja and Blake A. Denton

•	2021: Richard B. Barker, William E. Turcotte, Joey M. Kawaja and Blake A. Denton

•	2020: Richard B. Barker, William E. Turcotte, Joey M. Kawaja, Barry Smith and Stephen M. Butz

(4)
The dollar amounts reported in this column represent the amount of “compensation actually made” to our NEOs, as calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect the total compensation actually realized or received by the NEOs. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid
	CEO	Non-CEO NEOs

	2023	2023

Summary Compensation Table Total	10,586,370	2,631,036

Less, value of “Stock Awards” reported in Summary Compensation Table	(8,004,972)	(1,683,578)

Less, Change in Pension Value reported in Summary Compensation Table	—	(6,201)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	9,410,078	1,975,142

Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—

Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	6,166,644	1,022,557

Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	16,406,615	2,164,877

Less, prior year-end fair value for any equity awards forfeited in the year	—	—

Compensation Actually Paid	34,564,735	6,103,833
(5)
TSR is determined by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and June 9, 2021, the date of our relisting on the NYSE following our emergence from bankruptcy by (b) the Company’s share price on June 9, 2021. Legacy Noble filed its petition for bankruptcy and delisted from the NYSE on July 31, 2020 and therefore, in accordance the rules of the SEC, the Company is not providing a TSR or Peer Group TSR for 2020.

(6)	The peer group used for this purpose is the OSX index.

(7)
Adjusted Free Cash Flow for 2023 is equal to adjusted EBITDA minus capital expenditures, minus cash interest expense, minus cash taxes, plus or minus changes in working capital, plus or minus certain non-recurring
items and adjusted to exclude rig sale proceeds. Adjustments to 2020 – 2022 free cash flow also removed merger and integration related costs, but those were included in the calculations for 2023. See Appendix A for a reconciliation of GAAP and non-GAAP
financial measures.

Company Selected Measure Name			Adjusted Free Cash Flow
Named Executive Officers, Footnote
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs are a group (excluding Mr. Eifler and Ms. Robertson, as applicable) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs for each applicable year are as follows:

•	2023: Richard B. Barker, Joey M. Kawaja, Blake A. Denton and Caroline M. Alting

•	2022: Richard B. Barker, William E. Turcotte, Joey M. Kawaja and Blake A. Denton

•	2021: Richard B. Barker, William E. Turcotte, Joey M. Kawaja and Blake A. Denton

•	2020: Richard B. Barker, William E. Turcotte, Joey M. Kawaja, Barry Smith and Stephen M. Butz

Peer Group Issuers, Footnote			The peer group used for this purpose is the OSX index.
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid
	CEO	Non-CEO NEOs

	2023	2023

Summary Compensation Table Total	10,586,370	2,631,036

Less, value of “Stock Awards” reported in Summary Compensation Table	(8,004,972)	(1,683,578)

Less, Change in Pension Value reported in Summary Compensation Table	—	(6,201)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	9,410,078	1,975,142

Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—

Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	6,166,644	1,022,557

Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	16,406,615	2,164,877

Less, prior year-end fair value for any equity awards forfeited in the year	—	—

Compensation Actually Paid	34,564,735	6,103,833

Non-PEO NEO Average Total Compensation Amount			$ 2,631,036	$ 2,261,706	$ 5,033,297	$ 1,887,617
Non-PEO NEO Average Compensation Actually Paid Amount			$ 6,103,833	7,091,051	7,445,966	1,057,824
Adjustment to Non-PEO NEO Compensation Footnote

Compensation Actually Paid
	CEO	Non-CEO NEOs

	2023	2023

Summary Compensation Table Total	10,586,370	2,631,036

Less, value of “Stock Awards” reported in Summary Compensation Table	(8,004,972)	(1,683,578)

Less, Change in Pension Value reported in Summary Compensation Table	—	(6,201)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	9,410,078	1,975,142

Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—

Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	6,166,644	1,022,557

Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	16,406,615	2,164,877

Less, prior year-end fair value for any equity awards forfeited in the year	—	—

Compensation Actually Paid	34,564,735	6,103,833

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay-for-Performance
Alignment
The following table identifies what we believe to be four of our key financial performance measures used by our Compensation Committee to link the “compensation actually paid” (CAP) to our CEO and other NEOs in 2023 to Company performance, in no particular order. The role of each of these performance measures on our NEOs’ compensation is discussed in the CD&A above.
Financial Performance Measures

Adjusted Free Cash Flow
Contract Drilling Margin less G&A
Absolute and Relative Total Shareholder Return (Matrix)

Total Shareholder Return Amount			$ 129.51	152.36	100.24
Peer Group Total Shareholder Return Amount			129.88	127.17	79.17
Net Income (Loss)			$ 482,000,000	$ 169,000,000	$ 352,000,000	$ (3,987,000,000)
Company Selected Measure Amount			197,000,000	165,000,000	(95,000,000)	151,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Free Cash Flow
Non-GAAP Measure Description	Adjusted Free Cash Flow for 2023 is equal to adjusted EBITDA minus capital expenditures, minus cash interest expense, minus cash taxes, plus or minus changes in working capital, plus or minus certain non-recurring
items and adjusted to exclude rig sale proceeds. Adjustments to 2020 – 2022 free cash flow also removed merger and integration related costs, but those were included in the calculations for 2023. See Appendix A for a reconciliation of GAAP and non-GAAP
			financial measures.
Measure:: 2
Pay vs Performance Disclosure
Name			Contract Drilling Margin less G&A
Measure:: 3
Pay vs Performance Disclosure
Name			Absolute and Relative Total Shareholder Return (Matrix)
Ms. Robertson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 7,222,019
PEO Actually Paid Compensation Amount						2,100,895
PEO Name	Julie J. Robertson
Mr. Eifler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,586,370	$ 8,374,467	$ 25,270,516	4,882,286
PEO Actually Paid Compensation Amount			$ 34,564,735	$ 33,943,858	$ 38,425,385	$ 3,316,957
PEO Name		Mr. Eifler	Mr. Eifler	Mr. Eifler	Mr. Eifler
PEO | Mr. Eifler [Member] | Value of Stock Awards Reported in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (8,004,972)
PEO | Mr. Eifler [Member] | Change in Pension Value Reported in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Eifler [Member] | YearEnd Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,410,078
PEO | Mr. Eifler [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Eifler [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,166,644
PEO | Mr. Eifler [Member] | Change in Fair Value From Last Day of Prior Fiscal Year to Vesting Date for Equity Awards Granted In Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,406,615
PEO | Mr. Eifler [Member] | Prior YearEnd Fair Value for any Equity Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Value of Stock Awards Reported in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,683,578)
Non-PEO NEO | Change in Pension Value Reported in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,201)
Non-PEO NEO | YearEnd Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,975,142
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,022,557
Non-PEO NEO | Change in Fair Value From Last Day of Prior Fiscal Year to Vesting Date for Equity Awards Granted In Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,164,877
Non-PEO NEO | Prior YearEnd Fair Value for any Equity Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0